LONG-TERM DEBT RETIRED (Details) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2014 TransCanada PipeLines Limited Debentures, 11.10% CAD	Feb. 28, 2014 TransCanada PipeLines Limited Medium-Term Notes at 5.05% CAD	Jan. 31, 2014 TransCanada PipeLines Limited Medium-Term Notes, 5.65% CAD	Aug. 31, 2013 TransCanada PipeLines Limited Senior Unsecured Notes 5.05% USD ($)	Jun. 30, 2013 TransCanada PipeLines Limited 4.00% senior unsecured notes USD ($)	May 31, 2012 TransCanada PipeLines Limited 8.63% senior unsecured notes USD ($)	Jun. 30, 2014 Nova Gas Transmission LTD Debentures, 11.20% CAD	Dec. 31, 2012 Nova Gas Transmission LTD 8.50% debentures USD ($)
Debt Instrument [Line Items]
Repayments of Debt	125	300	450	$ 500	$ 350	$ 200	53	$ 175
Debt Instrument, Interest Rate, Stated Percentage	11.10%	5.05%	5.65%	5.05%	4.00%	8.63%	11.20%	8.50%